Long-Term Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Long-Term Debt

18. Long-Term Debt

	December 31 2017 $	December 31 2016 $

Notes payable	60.8	127.2
Revolving credit facilities	209.9	416.1
Term loan	458.5	454.1
Finance lease obligations	10.4	23.1

	739.6	1,020.5
Less current portion	198.2	91.9

Long-term portion	541.4	928.6

Notes payable

Notes payable consists primarily of notes payable for acquisitions (note 7). The weighted average rate of interest on the notes payable at December 31, 2017, was 3.46% (2016 – 3.45%). The notes payable may be supported by promissory notes and are due at various times from 2018 to 2020. The aggregate maturity value of the notes at December 31, 2017, was $61.9 (2016 – $129.4). At December 31, 2017, $57.4 (US$45.7) (2016 – $122.3 (US$91.1)) of the notes’ carrying amount was payable in US funds.

Revolving credit facilities and term loan

On May 6, 2016, the Company entered into an agreement for new $1.25 billion syndicated senior secured credit facilities (Credit Facilities) consisting of a senior secured revolving credit facility in the maximum amount of $800.0 and a $450.0 senior secured term loan in three tranches. This agreement allows the Company access to an additional $200.0, subject to approval, under the same terms and conditions. The revolving credit facility expires on May 6, 2021, and may be repaid from time to time at the option of the Company. The facility is available for future acquisitions, working capital needs, and general corporate purposes. Tranches A and B of the term loan were drawn in Canadian funds of $150.0 each (due May 6, 2018, and May 6, 2019, respectively), and tranche C was originally drawn in US funds of $116.7 (due May 6, 2020). On May 5, 2017, the Company reached an agreement to extend the maturity date of its $800.0 senior secured revolving credit facility from May 6, 2020, to May 6, 2021, and to redenominate tranche C of its senior secured term loan from US funds of $116.7 to Canadian funds of $160.0. The term loan was recorded net of transaction costs of $3.3, which are amortized over the life of the three tranches.

The Credit Facilities may be drawn in Canadian dollars as either a prime rate loan or a bankers’ acceptance; in US dollars as either a US base rate or a LIBOR advance; or, in the case of the revolving credit facility, in sterling or euros as a LIBOR advance; and by way of letters of credit. Depending on the form under which the credit facilities are accessed, rates of interest vary between Canadian prime, US base rate, and LIBOR or bankers’ acceptance rates, plus specified basis points. The specified basis points vary, depending on the Company’s leverage ratio (a non-IFRS measure), from 0 to 175 for Canadian prime and US base rate loans and from 100 to 275 for bankers’ acceptances, LIBOR advances, and letters of credit. As security for the obligations under these facilities, the Company and certain of its subsidiaries granted the lenders a first-ranking security interest over all present and after-acquired assets, property, and undertakings, subject to customary carve-outs. The Credit Facilities contain restrictive covenants (note 28).

At December 31, 2017, $106.9 (US$85.0) of the revolving credit facility was payable in US funds, and $103.0 was payable in Canadian funds. At December 31, 2016, $114.1 (US$85.0) of the revolving credit facility was payable in US funds and $302.0 was payable in Canadian funds. At December 31, 2017, $460.0 of the term loan was payable in Canadian funds. At December 31, 2016, $156.7 (US $116.7) of the term loan was payable in US funds and $300.0 was payable in Canadian funds. The average interest rate applicable at December 31, 2017, for the Credit Facilities was 3.20% (2016 – 3.13%).

The funds available under the revolving credit facility are reduced by any outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2017, the Company had issued and outstanding letters of credit that expire at various dates before January 2019, are payable in various currencies, and total $51.8 (2016 – $54.7). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2017, $538.3 (2016 – $329.2) was available in the revolving credit facility for future activities.

At December 31, 2017, there were $4.3 (2016 – $3.6) in additional letters of credit issued and outstanding, outside of the Company’s revolving credit facility. These were issued in various currencies and expire at various dates before November 2018.

Surety facilities

The Company has surety facilities to facilitate, as part of the normal course of operations, the issuance of bonds for certain types of project work. At December 31, 2017, the Company issued bonds under these surety facilities totaling $0.2 (2016 – $0.2) in Canadian funds, $587.1 (US$467.0) (2016 – $430.6 (US$320.7)) in US funds, and $1.0 (2016 – $1.3) in other foreign currencies. These bonds expire at various dates before December 2021.

Finance lease obligations

The Company has finance leases for software and for automotive and office equipment. At December 31, 2017, finance lease obligations included finance leases bearing interest at rates ranging from 1.4% to 5.25% (2016 – 1.37% to 5.93%). These finance leases expire at various dates before November 2021.

Future minimum lease payments under finance leases and the present value of the net minimum lease payments are as follows:

	December 31 2017 $	December 31 2016 $

Within one year After one year but not more than five years	7.4 3.1	12.9 10.4

Total minimum lease payments	10.5	23.3

Present value of minimum lease payments	10.4	23.1